Derivative instruments (Tables)	12 Months Ended
Dec. 31, 2015
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Schedule of notional amounts and interest rates for cross-currency swaps
The notional amounts and interest rates of our cross-currency swaps are as follows (notional amounts in millions):

	Foreign currency		U.S. dollars
Hedged notes	Notional amount	Interest rate	Notional amount	Interest rate
2.125% 2019 euro Notes	€675	2.125%	$864	2.6%
5.50% 2026 pound sterling Notes	£475	5.50%	$747	6.0%
4.00% 2029 pound sterling Notes	£700	4.00%	$1,111	4.5%

Effective portion of the unrealized gain (loss) recognized in Other Comprehensive Income for our derivative instruments designated as cash flow hedges
The effective portions of the unrealized gain/(loss) recognized in other comprehensive income for our derivative instruments designated as cash flow hedges were as follows (in millions):

	Years ended December 31,
Derivatives in cash flow hedging relationships	2015	2014	2013
Foreign currency contracts	$425	$452	$(44)
Cross-currency swap contracts	(275)	(154)	132
Total	$150	$298	$88

Location in the Consolidated Statements of Income and the effective portion of gain (loss) reclassified from Accumulated Other Comprehensive Income into earnings for our derivative instruments designated as cash flow hedges
The locations in the Consolidated Statements of Income and the effective portions of the gain/(loss) reclassified out of AOCI into earnings for our derivative instruments designated as cash flow hedges were as follows (in millions):

		Years ended December 31,
Derivatives in cash flow hedging relationships	Statements of Income location	2015	2014	2013
Foreign currency contracts	Product sales	$326	$28	$4
Cross-currency swap contracts	Interest and other income, net	(182)	(230)	82
Forward interest rate contracts	Interest expense, net	(1)	(1)	(1)
Total		$143	$(203)	$85

Location in the Consolidated Statements of Income and the amount of gain (loss) recognized in earnings for the derivative instruments not designated as hedging instruments
The location in the Consolidated Statements of Income and the amount of gain/(loss) recognized in earnings for our derivative instruments not designated as hedging instruments were as follows (in millions):

		Years ended December 31,
Derivatives not designated as hedging instruments	Statements of Income location	2015	2014	2013
Foreign currency contracts	Interest and other income, net	$(16)	$(10)	$15

Fair values of derivatives included in the Consolidated Balance Sheets
The fair values of derivatives included on the Consolidated Balance Sheets were as follows (in millions):

	Derivative assets		Derivative liabilities
December 31, 2015	Balance Sheet location	Fair value	Balance Sheet location	Fair value
Derivatives designated as hedging instruments:
Cross-currency swap contracts	Other current assets/ Other noncurrent assets	$—	Accrued liabilities/ Other noncurrent liabilities	$250
Foreign currency contracts	Other current assets/ Other noncurrent assets	142	Accrued liabilities/ Other noncurrent liabilities	7
Interest rate swap contracts	Other current assets/ Other noncurrent assets	71	Accrued liabilities/ Other noncurrent liabilities	3
Total derivatives designated as hedging instruments		213		260
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	—	Accrued liabilities	1
Total derivatives not designated as hedging instruments		—		1
Total derivatives		$213		$261
	Derivative assets		Derivative liabilities
December 31, 2014	Balance Sheet location	Fair value	Balance Sheet location	Fair value
Derivatives designated as hedging instruments:
Cross-currency swap contracts	Other current assets/ Other noncurrent assets	$32	Accrued liabilities/ Other noncurrent liabilities	$12
Foreign currency contracts	Other current assets/ Other noncurrent assets	356	Accrued liabilities/ Other noncurrent liabilities	—
Interest rate swap contracts	Other current assets/ Other noncurrent assets	46	Accrued liabilities/ Other noncurrent liabilities	26
Total derivatives designated as hedging instruments		434		38
Derivatives not designated as hedging instruments:
Foreign currency contracts	Other current assets	4	Accrued liabilities	4
Total derivatives not designated as hedging instruments		4		4
Total derivatives		$438		$42